6. TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of trade receivables
		Consolidated
	12/31/2020	12/31/2019
Trade receivables
Third parties
Domestic market	910,657	1,118,632
Foreign market	2,063,867	1,003,905
	2,974,524	2,122,537
Allowance for doubtful debts	(228,348)	(245,194)
	2,746,176	1,877,343
Related parties (note 22 b)	121,176	170,588
	2,867,352	2,047,931

Schedule of gross trade receivables from third parties

The composition of the gross balance of accounts receivable from third party customers is shown as follows:

		Consolidated
	12/31/2020	12/31/2019
Current	2,537,567	1,739,746
Past-due up to 30 days	222,972	132,845
Past-due up to 180 days	17,915	23,877
Past-due over 180 days	196,070	226,069
	2,974,524	2,122,537

Schedule of allowance for doubtful debts

The changes in credit losses are as follows:

		Consolidated
	12/31/2020	12/31/2019
Opening balance	(245,194)	(237,352)
(Loss)/Reversal estimated	7,513	(43,313)
Recovery and write-offs of receivables	9,333	35,471
Closing balance	(228,348)	(245,194)